Subsequent Events	24 Months Ended
Dec. 31, 2014
Subsequent Events [Text Block]
13.	SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2014 up through the date the financial statements were issued. During these periods, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the year ended December 31, 2014.